Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
Columbia Quality Income Fund (Class A)
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		(3.49%)	(2.60%)	0.07%
Columbia Quality Income Fund (Class A) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Account Value		$ 10,068	$ 10,068	$ 10,068	$ 10,121	$ 10,975	$ 12,296	$ 11,454	$ 11,141	$ 10,499	$ 10,475	$ 10,214	$ 10,068
Average Annual Return, Percent		(0.52%)	(2.00%)	0.37%
Columbia Quality Income Fund (Advisor Class)
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Account Value		$ 10,638	$ 10,638	$ 10,638	10,667	11,540	12,892	11,990	11,612	10,934	10,882	10,564	10,407
Average Annual Return, Percent		(0.27%)	(1.74%)	0.62%
Columbia Quality Income Fund (Class C)
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Account Value		$ 9,630	$ 9,630	$ 9,630	9,752	10,653	12,029	11,291	11,045	10,505	10,560	10,374	10,304
Average Annual Return, Percent		(2.21%)	(2.71%)	(0.38%)
Columbia Quality Income Fund (Class C) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent		(1.26%)	(2.71%)	(0.38%)
Columbia Quality Income Fund (Institutional Class)
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 10,639	$ 10,639	$ 10,639	10,668	11,540	12,893	11,990	11,613	10,913	10,882	10,564	10,407
Average Annual Return, Percent		(0.27%)	(1.74%)	0.62%
Columbia Quality Income Fund (Institutional 2 Class)
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Account Value		$ 10,740	$ 10,740	$ 10,740	10,759	11,627	12,979	12,060	11,669	10,975	10,912	10,604	10,415
Average Annual Return, Percent		(0.18%)	(1.65%)	0.72%
Columbia Quality Income Fund (Institutional 3 Class)
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Account Value		$ 10,794	$ 10,794	$ 10,794	10,809	11,676	13,027	12,102	11,704	10,981	10,934	10,599	10,408
Average Annual Return, Percent	[1]	(0.15%)	(1.61%)	0.77%
Bloomberg US MortgageBacked Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage-Backed Securities Index
Account Value		$ 10,824	$ 10,824	$ 10,824	10,770	11,067	11,975	12,031	11,294	10,705	10,737	10,614	10,334
Average Annual Return, Percent		0.50%	(0.85%)	0.80%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,329	$ 11,329	$ 11,329	$ 11,183	$ 11,428	$ 12,452	$ 12,502	$ 11,426	$ 10,739	$ 10,780	$ 10,612	$ 10,303
Average Annual Return, Percent		1.31%	(0.17%)	1.26%

[1]	The returns shown for periods prior to October 1, 2014 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.